Equity Incentive Plans - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 112	$ 8	$ 173	$ 18	$ 57	$ 78
Cost of sales
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation						2
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	30	3	50	7	6	30
Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation			1	1	1	2
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 82	$ 5	$ 122	$ 10	$ 50	$ 44